Investments	12 Months Ended
Dec. 31, 2018
Disclosure Of Investments [Abstract]
Investments

16 Investments

Accounting policy

Investments, other than investments in joint arrangements and associates, are stated in the statement of financial position at fair value. Changes in the fair value of investments held as part of the venture capital portfolio are reported in disposals and other non-operating items in the income statement. All items recognised in the income statement relating to investments, other than investments in joint arrangements and associates, are reported as disposals and other non-operating items.

Venture capital investments and equity investments represent interests in unlisted securities. The fair value of unlisted securities is based on management’s estimate of fair value based on standard valuation techniques, including market comparisons and discounts of future cash flows, having regard to maximising the use of observable inputs and adjusting for risk. Advice from valuation experts is used as appropriate.

All joint arrangements are classified as joint ventures because the Group shares joint control and has rights to the net assets of the arrangements. Investments in joint ventures and associates are accounted for under the equity method and stated in the statement of financial position at cost as adjusted for post-acquisition changes in the Group’s share of net assets, less any impairment in value..

	2018 £m	2017 £m
Investments in joint ventures	104	102
Available for sale investments	-	2
Venture capital investments	151	139
Total	255	243

The value of venture capital investments and available for sale investments has been determined by reference to other observable market inputs or, when these are not available, by reference to inputs we believe would reflect the assumptions market participants would use. Gains and losses included in the consolidated income statement are provided in note 8.

An analysis of changes in the carrying value of investments in joint ventures is set out below:

	2018 £m	2017 £m
At start of year	102	102
Share of results of joint ventures	32	37
Dividends received from joint ventures	(30)	(38)
Additions	2	2
Exchange translation differences	(2)	(1)
At end of year	104	102

Summarised aggregate information in respect of the Group’s share of joint ventures is set out below:

	RELX’s share
	2018 £m	2017 £m
Revenue	101	101
Net profit for the year	32	37

Total assets	96	85
Total liabilities	(49)	(42)
Net assets	47	43
Goodwill	57	59
Total	104	102

The Group’s consolidated other comprehensive income includes no income or losses relating to joint ventures in either period.